Stock-Based Compensation - Stock Options - Intrinsic Value (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Additional Information
Options outstanding, intrinsic value		$ 0
Options exercisable, intrinsic value	$ 0	$ 0